Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (281,238)	$ 286,851	$ 25,302	$ 2,168,220
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investment held in Trust Account	(746)	(558,639)	(559,404)	(2,572,276)
Change in fair value of warrant liabilities	(83,280)	(22,480)	(10,740)	(77,859)
Changes in current assets and current liabilities:
Prepaid assets	(29,000)	(27,677)	8,333	5,429
Accounts payable and accrued expense	92,932	142,875	167,594	3,610
Due to related parties	301,168	100,005	402,106	(2,379)
Net Cash Used in Operating Activities	(164)	(79,065)	33,191	(475,255)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(436,105)	(1,268,800)	(1,650,148)	(1,148,800)
Cash withdrawn from Trust Account to pay redeeming shareholders	1,495,303	105,879,118	105,889,888
Net Cash Provided by Investing Activities	1,059,198	104,610,318	104,239,740	(1,148,800)
Cash Flows from Financing Activities:
Proceeds from promissory notes	436,105	100,000	361,348
Proceeds from promissory note – related party		780,000	780,000
Redemption of ordinary shares	(1,495,303)	(105,879,118)	(105,889,888)	1,648,800
Net Cash Used in Financing Activities	(1,059,198)	(104,999,118)	(104,748,540)	1,648,800
Net (Decrease) Increase in Cash	(164)	(467,865)	(475,609)	24,745
Cash – Beginning of the period	1,545	477,154	477,154	452,409
Cash – Ending of period	1,381	9,289	1,545	477,154
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	281,241	$ 286,858	$ 25,306	$ 2,168,213
Distribution of dividend warrants	$ 636,375